SIGNIFICANT CUSTOMERS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of major customers [abstract]
Sales royalty	5.00%
Revenue from manway securement systems	$ 10,500	$ 133,486	$ 13,301